BORROWING	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about borrowings [abstract]
BORROWING

16. BORROWING

	Consolidated
	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
	$	$	$	$	$	$
Unsecured
Other loan	—	—	—	—	52,252	52,252

On May 4, 2020, the Company was granted a loan from the U.S. Small Business Administration as a part of the Paycheck Protection Program (PPP) which ensures the Company could continue to pay its employees and cover certain costs for up to 8 weeks after the loan was made available to the Company.

The following were the terms of the loan availed:

●	PPP loan had fixed interest rate of 1%.

●	Loan had a maturity of 2 years.

●	No collateral or personal guarantees were required.

●	Neither the government nor lenders charged small businesses any fees.

The loan availed had the following conditions for the Company to seek its forgiveness:

●	Forgiveness was based on the Company maintaining or quickly rehiring employees and maintaining salary levels.

●	Forgiveness would be reduced if full-time headcount declined, or if salaries and wages decreased.

On February 8, 2021, the U.S. Small Business Administration (SBA) determined that the amount the Company requested for forgiveness on the Paycheck Protection Program loan was fully approved. The resulting credit has been recorded as a government grant in other income.